Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,007	$ 843
Work-in-process	264	246
Finished goods	327	311
Tooling and engineering	1,206	1,164
Inventory, net, total	$ 2,804	$ 2,564